NET INCOME (LOSS) PER SHARE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator used in basic and diluted net income (loss) per share:
Net income (loss) attributable to Bona Film Group Limited	$ (1,283,882)	$ 14,432,081	$ (4,091,374)
Net (loss) income attributable to ordinary shareholders for computing basic net income (loss) per ordinary share	(1,283,882)	14,432,081	(6,241,520)
Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income per ordinary share	29,514,979	29,353,936	12,758,575
Employee share options (treasury effect) (in shares)		490,526
Weighted average ordinary shares outstanding used in computing diluted net income (loss) per ordinary share (in shares)	29,514,979	29,844,462	12,758,575
Net income (loss) per ordinary share-basic (in dollars per share)	$ (0.04)	$ 0.49	$ (0.49)
Net income (loss) per ordinary share-diluted (in dollars per share)	$ (0.04)	$ 0.48	$ (0.49)
Securities excluded from the computation of diluted net income per share	3,478,713	1,715,482	1,184,039
Series A convertible redeemable preferred shares
Numerator used in basic and diluted net income (loss) per share:
Deemed dividend on convertible redeemable preferred shares			(1,053,766)
Series B convertible redeemable preferred shares
Numerator used in basic and diluted net income (loss) per share:
Deemed dividend on convertible redeemable preferred shares			$ (1,096,380)